Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of comparison by class of the carrying amounts and fair value of the company's financial instruments
As at December 31	2017		2016 - Restated
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Loans and receivables
Cash and cash equivalents	$5,260,480	$5,260,480	$12,266,177	$12,266,177
Cash held in escrow	-	-	12,809,072	12,809,072
Accounts receivable	8,588,255	8,588,255	17,200,778	17,200,778
Consideration receivable	82,678,366	82,678,366	-	-
Holdback receivable	12,068,773	12,068,773	-	-

Financial liabilities
Other financial liabilities:
Short-term borrowings	$-	$-	$1,383,864	$1,383,864
Accounts payable and accrued liabilities	10,371,103	10,371,103	17,917,199	17,917,199
Accrued transaction costs	22,360,730	22,360,730	-	-
Income taxes payable	2,428,560	2,428,560	504,586	504,586
Current portion of finance lease obligations	-	-	89,241	89,241
Current portion of long-term debt	-	-	2,883,752	2,883,752
Current portion of royalty obligation	1,537,202	1,537,202	2,019,243	2,019,243
Finance lease obligations	-	-	242,449	242,449
Long-term debt	-	-	68,180,424	68,180,424
Royalty obligation	2,911,810	2,911,810	3,666,479	3,666,479
License fee payable	501,800	501,800	-	-
Other long-term liability	1,135,007	1,135,007	133,999	133,999
Derivative option on Apicore Class C shares	-	-	32,901,006	32,901,006
Liability to repurchase Apicore Class E shares	-	-	2,700,101	2,700,101
Fair value of Apicore Series A-1 preferred shares	-	-	1,755,530	1,755,530
Due to vendor	-	-	2,759,507	2,759,507

Schedule of financial instruments measured at fair value

The fair value hierarchy of financial assets and liabilities measured at fair value on the consolidated statements of financial position as at December 31, 2017 is as follows:

	Level 1	Level 2	Level 3
Financial assets
Assets held for sale	$-	$14,052,861	$-
Holdback receivable	-	-	12,068,773

Financial liabilities
Accounts payable and accrued liabilities	$-	$-	$877,150
Current portion of royalty obligation	-	-	1,537,202
Liabilities held for sale	-	6,976,313	-
Royalty obligation	-	-	2,911,810
License fee payable	-	-	501,800
Other long-term liability	-	-	1,135,007

The fair value hierarchy of financial instruments measured at fair value on the consolidated statements of financial position as at December 31, 2016 is as follows:

	Level 1	Level 2	Level 3
Financial liabilities
Short-term borrowings	$-	$1,383,864	$-
Accounts payable and accrued liabilities	-	-	100,000
Current portion of finance lease obligations	-	89,241	-
Current portion of long-term debt	-	2,883,752	-
Current portion of royalty obligation	-	-	2,019,243
Finance lease obligations	-	242,449	-
Long-term debt	-	68,180,424	-
Royalty obligation	-	-	3,666,479
Derivative option on Apicore Class C shares	-	-	32,901,006
Liability to repurchase Apicore Class E shares	-	-	2,700,101
Fair value of Apicore Series A-1 preferred shares	-	-	1,755,530

Schedule for exposure to U.S. dollar currency risk through financial assets and liabilities
As at December 31 (Expressed in U.S. Dollars)	2017	2016 - Restated
Cash	$4,086,080	$8,895,641
Cash held in escrow	-	9,538,366
Accounts receivable	6,792,664	12,083,028
Consideration receivable	65,905,433	-
Holdback receivable	9,620,385	-
Accounts payable and accrued liabilities	(7,174,456)	(10,090,748)
Accrued transaction cost	(17,824,416)	-
Income taxes payable	(1,935,879)	(375,743)
Current portion of finance lease obligations	-	(66,454)
Current portion of royalty obligation	(1,225,350)	(1,503,643)
Finance lease obligations	-	(180,542)
Long-term debt	-	(9,473,000)
Royalty obligation	(2,321,092)	(2,730,269)
License fee payable	(400,000)	-
Other long-term liability	(904,749)	-
Due to vendor	-	(2,054,882)
Derivative option on Apicore Class C shares	-	(24,499,967)
Liability to repurchase Apicore Class E shares	-	(2,010,649)
Fair value of Apicore Series A-1 preferred shares	-	(1,307,268)
	$54,618,620	$(23,776,130)